Schedule of Summary Of Lease Liability (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	¥ 14,954
2027	10,409
2028	247
Total future lease payments	25,610
Impact of discounting remaining lease payments	(1,029)
Total lease liabilities	¥ 24,581	¥ 12,664